Post Balance Sheet Events (Tables)	12 Months Ended
Dec. 31, 2022
Post Balance Sheet Events
Schedule of share consolidation

	Pre-Split	Post-Split
Weighted average number of shares outstanding - basic and diluted	98,835,849	4,941,793
Ordinary shares outstanding	108,342,738	5,417,137
Outstanding employee share options over ordinary shares	2,891,875	144,590
Outstanding DARA options over ordinary shares	2,822	138
Outstanding warrants over ordinary shares	17,221,973	861,075